DEBT (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Debt

Debt at June 30, 2019 and December 31, 2018 is summarized as follows:

(in thousands of $)	2019	2018
$93.75 million term loan	93,750	—
$131.79 million term loan	131,790	—
$284.0 million term loan	161,836	168,320
$420.0 million term loan	321,477	331,795
$425.0 million term loan	334,829	347,154
$102.7 million term loan	—	94,225
$73.4 million term loan	—	60,199
$80.2 million term loan	—	67,669
$120.0 million term loan	111,865	115,932
U.S. dollar denominated floating rate debt	1,155,547	1,185,294
U.S. dollar denominated fixed rate debt	—	167,382
Deferred charges	(7,867)	(3,634)
Total debt	1,147,680	1,349,042
Less: current portion	(233,668)	(471,764)
	914,012	877,278

Movements during the six months ended June 30, 2019 are summarized as follows:

(in thousands of $)	Floating rate debt	Fixed rate debt	Deferred charges	Total
Balance at December 31, 2018	1,185,294	167,382	(3,634)	1,349,042
Loan draw downs	225,540	—	—	225,540
Loan repayments	(255,287)	(168,195)	—	(423,482)
Amortization of purchase price adjustment	—	813	—	813
Capitalized financing fees and expenses	—	—	(5,174)	(5,174)
Amortization of capitalized fees and expenses	—	—	941	941
Balance at June 30, 2019	1,155,547	—	(7,867)	1,147,680

Schedule of Maturities of Long-term Debt
The total outstanding debt at June 30, 2019 is repayable as follows:

(in thousands of $)
2019 (remaining six months)	197,753
2020	71,833
2021	345,033
2022	47,182
2023	275,797
Thereafter	217,949
1,155,547
Deferred charges	(7,867)
1,147,680